Shareholder Report, Average Annual Return (Details)			12 Months Ended		56 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Apr. 29, 2020	Apr. 27, 2018	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000003823
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003830
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003839
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003841
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000062731
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000218692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003836
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003843
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000062736
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003840
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003842
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000062728
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000218693
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003831
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003837
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003835
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003844
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000218694
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003828
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003827
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000218695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003845
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003834
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003848
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003847
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003846
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003838
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000200170
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003853
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
C000003852
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Portfolio
Without Sales Load [Member] | C000003823
Average Annual Return [Line Items]
Average Annual Return, Percent			16.05%			9.86%		9.59%
Without Sales Load [Member] | C000003830
Average Annual Return [Line Items]
Average Annual Return, Percent			19.90%			12.86%		10.83%
Without Sales Load [Member] | C000003839
Average Annual Return [Line Items]
Average Annual Return, Percent			8.55%			5.25%		5.56%
Without Sales Load [Member] | C000003841
Average Annual Return [Line Items]
Average Annual Return, Percent			7.16%			3.50%		4.41%
Without Sales Load [Member] | C000062731
Average Annual Return [Line Items]
Average Annual Return, Percent			8.96%			1.32%		3.00%
Without Sales Load [Member] | C000218692
Average Annual Return [Line Items]
Average Annual Return, Percent			22.33%		16.90%
Without Sales Load [Member] | C000003836
Average Annual Return [Line Items]
Average Annual Return, Percent			15.25%			9.65%		8.93%
Without Sales Load [Member] | C000003843
Average Annual Return [Line Items]
Average Annual Return, Percent			1.17%			(0.01%)		1.11%
Without Sales Load [Member] | C000062736
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.05%)			5.66%		6.54%
Without Sales Load [Member] | C000003840
Average Annual Return [Line Items]
Average Annual Return, Percent			6.99%			2.88%		4.16%
Without Sales Load [Member] | C000003842
Average Annual Return [Line Items]
Average Annual Return, Percent			3.15%			1.08%		2.74%
Without Sales Load [Member] | C000062728
Average Annual Return [Line Items]
Average Annual Return, Percent			4.29%			3.66%		4.48%
Without Sales Load [Member] | C000218693
Average Annual Return [Line Items]
Average Annual Return, Percent			3.33%		8.87%
Without Sales Load [Member] | C000003831
Average Annual Return [Line Items]
Average Annual Return, Percent			30.62%			17.58%		15.69%
Without Sales Load [Member] | C000003837
Average Annual Return [Line Items]
Average Annual Return, Percent			24.74%			14.26%		12.83%
Without Sales Load [Member] | C000003835
Average Annual Return [Line Items]
Average Annual Return, Percent			13.09%			10.91%		9.77%
Without Sales Load [Member] | C000003844
Average Annual Return [Line Items]
Average Annual Return, Percent			5.61%			2.34%		2.36%
Without Sales Load [Member] | C000218694
Average Annual Return [Line Items]
Average Annual Return, Percent			10.12%		9.64%
Without Sales Load [Member] | C000003828
Average Annual Return [Line Items]
Average Annual Return, Percent			13.64%			10.09%		9.41%
Without Sales Load [Member] | C000003827
Average Annual Return [Line Items]
Average Annual Return, Percent			10.28%			10.12%		10.80%
Without Sales Load [Member] | C000218695
Average Annual Return [Line Items]
Average Annual Return, Percent			9.72%		16.59%
Without Sales Load [Member] | C000003845
Average Annual Return [Line Items]
Average Annual Return, Percent			13.14%			7.11%		6.94%
Without Sales Load [Member] | C000003834
Average Annual Return [Line Items]
Average Annual Return, Percent			14.19%			8.10%		8.04%
Without Sales Load [Member] | C000003848
Average Annual Return [Line Items]
Average Annual Return, Percent			8.44%			4.16%		4.79%
Without Sales Load [Member] | C000003847
Average Annual Return [Line Items]
Average Annual Return, Percent			5.07%			2.30%		1.53%
Without Sales Load [Member] | C000003846
Average Annual Return [Line Items]
Average Annual Return, Percent			5.23%			1.75%		2.68%
Without Sales Load [Member] | C000003838
Average Annual Return [Line Items]
Average Annual Return, Percent			3.21%			2.61%		4.90%
Without Sales Load [Member] | C000200170
Average Annual Return [Line Items]
Average Annual Return, Percent			10.85%			10.30%	10.17%
Without Sales Load [Member] | C000003853
Average Annual Return [Line Items]
Average Annual Return, Percent			8.44%			8.12%		8.72%
Without Sales Load [Member] | C000003852
Average Annual Return [Line Items]
Average Annual Return, Percent			11.37%			11.45%		11.31%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent			17.49%			10.06%		9.23%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%			13.86%		12.55%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent			17.49%			10.06%		9.23%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent			17.49%			10.06%		9.23%
MSCI Emerging Markets Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index - USD Net Returns
Average Annual Return, Percent			7.50%			1.70%		3.64%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%		17.33%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent			17.49%			10.06%		9.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%			13.86%		12.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent			5.53%			4.10%		4.80%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent			5.53%		8.72%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%			13.86%		12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%			13.86%		12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%			13.86%		12.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%		17.33%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%			13.86%		12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%			13.86%		12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%		17.33%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent			17.49%			10.06%		9.23%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent			17.49%			10.06%		9.23%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent			17.49%			10.06%		9.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%			13.86%		12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%			13.86%	13.73%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%			13.86%		12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.81%			13.86%		12.55%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			25.02%			14.53%		13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent			5.53%			4.10%		4.80%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			23.95%			14.13%		12.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return, Percent			6.77%			3.90%		4.97%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent			1.20%			(0.74%)		0.91%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index - USD Net Returns
Average Annual Return, Percent			18.67%			11.17%		9.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return, Percent			6.77%			3.90%		4.97%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent			1.20%			(0.74%)		0.91%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index - USD Net Returns
Average Annual Return, Percent			18.67%			11.17%		9.95%
MSCI KLD 400 Social Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI KLD 400 Social Index
Average Annual Return, Percent			22.80%		17.46%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury Index
Average Annual Return, Percent			0.58%			(0.68%)		0.83%
Bloomberg U.S. Agency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Agency Index
Average Annual Return, Percent			3.16%			0.79%		1.55%
S&P Composite 1500® Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Health Care Index
Average Annual Return, Percent			2.81%			7.70%		9.18%
Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return, Percent			8.19%			4.21%		5.17%
Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent			2.13%			0.30%		2.43%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent			3.82%		9.47%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			33.36%			18.96%		16.78%
S&P 500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Growth Index
Average Annual Return, Percent			35.86%			17.05%		15.27%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			25.02%			14.53%		13.10%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent			14.37%			8.68%		8.49%
S&P 500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Value Index
Average Annual Return, Percent			12.29%			10.49%		10.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return, Percent			4.36%			1.58%		1.63%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			22.10%		13.75%
S&P MidCap 400 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth Index
Average Annual Return, Percent			15.94%		13.66%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			13.93%			10.34%		9.68%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			13.93%			10.34%		9.68%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.34%			9.92%		9.63%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent			13.07%		14.65%
S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent			11.71%		17.46%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			25.02%			14.53%		13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent			5.53%			4.10%		4.80%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			25.02%			14.53%		13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent			5.53%			4.10%		4.80%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			25.02%			14.53%		13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent			5.53%			4.10%		4.80%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return, Percent			6.77%			3.90%		4.97%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent			1.20%			(0.74%)		0.91%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE Nareit All Equity REITs Index
Average Annual Return, Percent			4.92%			3.29%		5.83%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			15.15%			6.86%	6.99%
S&P SmallCap 600 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Growth Index
Average Annual Return, Percent			9.63%			8.24%	7.92%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			8.70%			8.36%		8.96%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			8.70%			8.36%		8.96%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			11.54%			7.41%		7.82%